Summary of significant accounting policies - Summary of Revenue Segregated by Geographic Region (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of significant accounting policies
Total net revenues	¥ 4,378,907	$ 634,882	¥ 4,986,706	¥ 447,686
Mainland China
Summary of significant accounting policies
Total net revenues	122,770		1,779,923	379,418
Kazakhstan
Summary of significant accounting policies
Total net revenues	386,768		711,596	47,792
Cyprus
Summary of significant accounting policies
Total net revenues	243,500		633,322
Canada
Summary of significant accounting policies
Total net revenues	122,799		402,489	162
Malaysia
Summary of significant accounting policies
Total net revenues	802,063
Indonesia
Summary of significant accounting policies
Total net revenues	1,446,347
Australia
Summary of significant accounting policies
Total net revenues	405,808		361,377	114
United States of America
Summary of significant accounting policies
Total net revenues	631,243		312,722	3,528
Thailand
Summary of significant accounting policies
Total net revenues	18,644		289,013	31
Sweden
Summary of significant accounting policies
Total net revenues	6,285		152,127	8
Hong Kong Special Administrative Region
Summary of significant accounting policies
Total net revenues	149,488		87,971	12,301
Laos
Summary of significant accounting policies
Total net revenues	32,660
Other Foreign Countries
Summary of significant accounting policies
Total net revenues	¥ 10,532		¥ 256,166	¥ 4,332